Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.34363%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,638,139.35

Principal:
Principal Collections	$24,131,148.54
Prepayments in Full	$12,598,099.09
Liquidation Proceeds	$257,785.44
Recoveries	$56,464.27
Sub Total	$37,043,497.34
Collections	$39,681,636.69

Purchase Amounts:
Purchase Amounts Related to Principal	$646.36
Purchase Amounts Related to Interest	$3.76
Sub Total	$650.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,682,286.81

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,682,286.81
Servicing Fee	$934,103.93	$934,103.93	$0.00	$0.00	$38,748,182.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,748,182.88
Interest - Class A-2a Notes	$478,953.22	$478,953.22	$0.00	$0.00	$38,269,229.66
Interest - Class A-2b Notes	$12,712.65	$12,712.65	$0.00	$0.00	$38,256,517.01
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$37,118,222.84
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$36,738,769.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,738,769.09
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$36,615,603.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,615,603.42
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$36,527,257.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,527,257.59
Regular Principal Payment	$32,828,948.68	$32,828,948.68	$0.00	$0.00	$3,698,308.91
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,698,308.91
Residual Released to Depositor	$0.00	$3,698,308.91	$0.00	$0.00	$0.00
Total		$39,682,286.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,828,948.68
Total					$32,828,948.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,180,665.99	$56.48	$478,953.22	$1.00	$27,659,619.21	$57.48
Class A-2b Notes	$5,648,282.69	$56.48	$12,712.65	$0.13	$5,660,995.34	$56.61
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$32,828,948.68	$20.12	$2,220,925.29	$1.36	$35,049,873.97	$21.48

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$206,742,396.64	0.4296214	$179,561,730.65	0.3731385
Class A-2b Notes	$42,962,137.20	0.4296214	$37,313,854.51	0.3731385
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$982,384,533.84	0.6020804	$949,555,585.16	0.5819603

Pool Information
Weighted Average APR	3.143%	3.139%
Weighted Average Remaining Term	46.25	45.40
Number of Receivables Outstanding	46,732	45,916
Pool Balance	$1,120,924,719.52	$1,083,722,771.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,027,752,373.54	$994,365,395.65
Pool Factor	0.6273719	0.6065503

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$89,357,376.15
Targeted Overcollateralization Amount	$134,167,186.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$134,167,186.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$214,268.29
(Recoveries)		30	$56,464.27
Net Loss for Current Collection Period			$157,804.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1689%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6770%
Second Prior Collection Period			0.6630%
Prior Collection Period			0.1131%
Current Collection Period			0.1718%
Four Month Average (Current and Prior Three Collection Periods)			0.4062%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,400	$6,848,126.60
(Cumulative Recoveries)			$408,908.96
Cumulative Net Loss for All Collection Periods			$6,439,217.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3604%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,891.52
Average Net Loss for Receivables that have experienced a Realized Loss			$4,599.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.54%	236	$5,878,179.94
61-90 Days Delinquent	0.07%	35	$788,298.67
91-120 Days Delinquent	0.05%	18	$563,268.85
Over 120 Days Delinquent	0.06%	21	$699,429.62
Total Delinquent Receivables	0.73%	310	$7,929,177.08

Repossession Inventory:
Repossessed in the Current Collection Period		20	$619,703.05
Total Repossessed Inventory		61	$1,918,172.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1390%
Prior Collection Period			0.1755%
Current Collection Period			0.1612%
Three Month Average			0.1585%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1893%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer